Income Taxes (Details) - Schedule of deferred income taxes - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Start-up and organization costs	$ 4,280,464	$ 1,624,196
Accrued expenses and reserves	503,840
Stock-based compensation	170,770	5,072
Tax credit carryforwards	2,340,468	937,893
Net operating loss	8,811,628	3,178,391
Property and equipment	288,656	132,878
Intangible assets	14,386	5,041
Capitalized R&D costs	566,973
Operating lease obligations	91,271
Warrants	888,975
Other		142,012
Total deferred tax assets before valuation allowance	17,957,431	6,025,483
Valuation allowance	(17,868,548)	(6,025,483)
Total deferred tax assets	88,883
Deferred tax liabilities:
Operating lease right-of-use assets	(88,439)
Other	(444)
Total deferred tax liabilities	(88,883)
Net deferred tax assets